Vessels, Net (Details) $ in Thousands			1 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 09, 2017 USD ($)	Jan. 07, 2014 USD ($)	Jan. 18, 2014 USD ($)	Apr. 22, 2015 USD ($)	Aug. 29, 2014 USD ($)	Oct. 28, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property Plant And Equipment [Line Items]
Vessel impairment losses							$ 27,201		$ 0	$ 0
Navios Beaufiks
Property Plant And Equipment [Line Items]
Vessel year built							2004
Vessel type							Capesize
Capacity per each container in TEU							180,310
Acquisition cost								$ 15,341
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel year built							2011
Vessel type							Container
Capacity per each container in TEU							13,100
Acquisition cost				$ 147,840
Deposits for vessels acquisitions				$ 14,802
YM Unity
Property Plant And Equipment [Line Items]
Vessel year built							2006
Vessel type							Container
Capacity per each container in TEU							8,204
Acquisition cost						$ 59,095
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built							2006
Vessel type							Container
Capacity per each container in TEU							8,204
Acquisition cost					$ 59,092
Navios Sun
Property Plant And Equipment [Line Items]
Vessel year built							2005
Vessel type							Panamax
Vessel capacity in DWT							76,619
Acquisition cost			$ 16,176
Deposits for vessels acquisitions			$ 1,583
Navios La Paix
Property Plant And Equipment [Line Items]
Vessel year built							2014
Vessel type							Ultra-Handymax
Vessel capacity in DWT							61,485
Acquisition cost		$ 28,478
Deposits for vessels acquisitions		$ 5,688
Navios Apollon
Property Plant And Equipment [Line Items]
Vessel type							Ultra-Handymax
Vessel capacity in DWT							52,073
Navios Apollon | Subsequent Event
Property Plant And Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	$ 4,750
Navios Apollon
Property Plant And Equipment [Line Items]
Vessel impairment losses							$ 10,008